5. Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating ROU assets	$ 3,423	$ 3,622	$ 0
Operating lease liabilities	3,471	3,647	0
Rent expense	$ 880	$ 949	$ 785